Subsequent Events (Details)			9 Months Ended
	Nov. 12, 2025 individual shares	Nov. 07, 2025 $ / shares shares	Sep. 30, 2025 shares
Subsequent Events
Number of stock options granted during the period			1,461,062
2025 Equity Incentive Plan | Subsequent Event | Employees and Executives
Subsequent Events
Number of stock options granted during the period		373,000
Exercised price | $ / shares		$ 2.73
Option vesting period		4 years
Cliff vesting period		1 year
2025 Equity Incentive Plan | Subsequent Event | Restricted Stock Units (RSUs) | Board Member
Subsequent Events
Aggregate number of shares of authorized to issue under the plan (in shares)	100,000
Number of board members | individual	6